PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Equipment and Intangible Assets [Line Items]
Less: accumulated depreciation	$ (1,028,796)	$ (997,991)
Property and equipment, net	1,461,717	1,334,787
Intangible assets, net	8,073,824	995,646
Less: accumulated amortization	(10,636)
Property, equipment and intangible assets, net	9,535,541	2,330,433
Depreciation and amortization expenses	752,167	473,730	$ 342,450
Licenses
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	7,967,036	995,646
Electronic Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	1,530,269	1,638,673
Office Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	219,418	38,130
Leasehold improvement
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	543,262	$ 655,975
Software
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	197,564
Trademark
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	$ 117,424